Financial instruments and risk management (Detail Textuals) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [abstract]
Cash and cash equivalents	€ 11,095	€ 8,214	€ 8,064	€ 2,987
Disclosure of financial assets [line items]
Percentage of change in interest rates	1.00%
Increase or decrease in equity due to change in interest rates	€ 107
Term loan
Disclosure of financial assets [line items]
Line of credit facility outstanding, amount	€ 12,098